Noninterest income	12 Months Ended
Mar. 31, 2022
Noninterest income
25. Noninterest income
Details of Noninterest income for the fiscal years ended March 31, 2020, 2021 and 2022 are as follows:

	2020	2021	2022

	(in millions of yen)
Fee and commission income:
Securities-related business (1)	139,124	170,216	184,014
Deposits-related business (1)	14,668	15,162	15,358
Lending-related business (2)(4)	142,752	158,921	162,953
Remittance business (1)	112,275	109,111	103,979
Asset management business (1)	98,720	104,753	122,014
Trust-related business (1)	129,298	122,215	141,365
Agency business (1)	31,879	31,331	36,899
Guarantee-related business (3)	28,974	31,665	35,296
Fees for other customer services (1)	170,195	169,310	178,122

Total Fee and commission income	867,885	912,684	980,000

Foreign exchange gains (losses)—net (3)	44,345	89,267	91,611
Trading account gains (losses)—net (2)	745,692	120,596	(491,947)
Investment gains (losses)—net:
Debt securities (3)	31,032	(22,032)	(14,777)
Equity securities (3)	(557,391)	850,567	(60,563)
Equity in earnings (losses) of equity method investees—net (3)	34,012	31,027	34,587
Gains on disposal of premises and equipment (3)	2,583	7,125	9,943
Other noninterest income (2)(5)	139,582	52,086	120,936

Total	1,307,740	2,041,320	669,790

Notes:
(1)	These amounts are revenues from contracts within the scope of ASC 606, “Revenue from contracts with customers” (“ASC 606”).
(2)	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
(3)	These amounts are revenues from contracts that do not meet the scope of ASC 606.
(4)	Most of the lending-related fees such as commitment fees and arrangement fees are not within the scope of ASC 606.
(5)	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 27 “Fair value” for further details.
Certain Fee and commission income, Trading account gains (losses)—net and Other noninterest income outlined in the table above are considered to be revenues from contracts that are within the scope of ASC 606. The MHFG Group disaggregates Fee and commission income, which is the main part of revenues within the scope of ASC 606, by type of business or service in the table above.
Fee and commission income
For the MHFG Group’s accounting policy for the recognition of Fee and commission income, see Note 1 “Basis of presentation and summary of significant accounting policies.”
Trust-related business fees consist of trust fees earned primarily through fiduciary asset management and administrative service and other trust-related fees, which amounted to ¥54 billion and ¥75 billion for the fiscal year ended March 31, 2020, respectively, ¥51 billion and ¥71 billion for the fiscal year ended March 31, 2021, respectively, and ¥56 billion and ¥85 billion for the fiscal year ended March 31, 2022, respectively.
Trading account gains (losses)—net and Other noninterest income
In addition to Fee and commission income, Trading account gains (losses)—net and Other noninterest income include certain revenues within the scope of ASC 606. Underwriting fees from trading securities, which amounted to ¥60 billion, ¥86 billion and ¥83 billion for the fiscal years ended March 31, 2020, 2021 and 2022, respectively, are within the scope of ASC 606 and accounted for in Trading account gains (losses)—net. Underwriting fees are primarily recognized on the date which all the considerations of the transaction are fixed. For the fiscal years ended March 31, 2020, 2021 and 2022, approximately ¥24 billion, ¥15 billion and ¥15 billion, respectively, of Other noninterest income were within the scope of ASC 606. Credit card interchange fees are within the scope of ASC 606 and accounted for in Other noninterest income. Credit card interchange fees are earned on credit card transactions conducted through payment networks and recognized upon settlement of the credit card payment transactions.
Contract balances relating to revenues from contracts with customers subject to ASC 606
Contract assets and receivables from contracts with customers subject to ASC 606 are recognized in Accrued income or accounts receivable of Other assets. As of March 31, 2021 and 2022, the balance of contract assets was not material. Contract liabilities are recognized in unearned income of Other liabilities. As of March 31, 2021 and 2022, the balance of contract liabilities was not material.
Remaining performance obligations relating to revenues from contracts with customers subject to ASC 606
Remaining performance obligations are services that the MHFG Group has committed to provide in the future in connection with its contracts with customers. As of March 31, 2021 and 2022, the amount of expected revenues from current obligations to provide services in the future was not material
. It excludes revenues from contracts less than one year or contracts that have provisions that allow the Group to recognize revenue at the amount it has the right to invoice.